iShares®

iShares Trust, iShares U.S. ETF Trust and iShares, Inc.

Supplement dated April 2, 2026

to the currently effective Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”)

for the Funds listed in Appendix A and Appendix B

(each, a “Fund” and collectively, the “Funds”)

Effective immediately, BlackRock International Limited is added as a Sub-Adviser for the iShares Bloomberg Roll Select Commodity Strategy ETF, and the following changes are made:

1.	In the Fund’s Summary Prospectus and Prospectus (Fund Summary), the first paragraph under the “Management” section is deleted in its entirety and replaced with the following:

Investment Adviser and Sub-Adviser. The Fund’s investment adviser is BFA. The Fund’s sub-adviser is BlackRock International Limited (“BIL” or the “Sub-Adviser”).

2.

In the Fund’s Prospectus, the “Management of the Funds – Sub-Adviser” section is updated to state that BlackRock Fund Advisors has entered into a sub-advisory agreement with BIL with respect to the Fund.

3.	In the Fund’s SAI, the second paragraph of the “General Description of the Trust and the Fund” section is deleted in its entirety and replaced with the following:

The Fund is managed by BlackRock Fund Advisors (“BFA”) and sub-advised by BlackRock International Limited (“BIL”), each of which is a consolidated subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the Fund’s Prospectus (the “Underlying Index”).

4.	The following is added to the “Investment Advisory, Administrative and Distribution Services” section of the Fund’s SAI:

Investment Sub-Adviser. Pursuant to the Investment Advisory Agreement between BFA and the Trust entered into on behalf of the Fund, BFA may from time to time, in its sole discretion, to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the Investment Advisory Agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.

BFA has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Investment Advisory Agreement, the “Advisory Agreements”) with BlackRock International Limited (“BIL” or the “Sub-Adviser”) with respect to the Fund. The Sub-Adviser is an investment adviser located in the U.K. The Sub-Adviser is an affiliate of BFA, an SEC-registered investment adviser, and a commodity trading advisor.

Under the Sub-Advisory Agreement, subject to the supervision and oversight of the Board and BFA, the Sub-Adviser is responsible for day-to-day management of specified assets in the

Fund’s portfolio. Pursuant to the Sub-Advisory Agreement, BFA pays the Sub-Adviser for services it provides a fee equal to 60% of the management fee paid to BFA under the Investment Advisory Agreement.

Unless earlier terminated as described below, each Advisory Agreement will remain in effect for an initial two-year period and from year to year if approved annually (i) by the Board or by a vote of a majority of the applicable Fund’s outstanding voting securities and (ii) by a majority of the Trustees who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party by a vote cast in person at a meeting called for the purpose of voting on such approval.

Each Advisory Agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Sub-Advisory Agreement is also terminable on 60 days’ written notice at the option of either BFA or the Sub-Adviser. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

* * * * * * *

Effective immediately, Franzel Medina is added as a portfolio manager for each Fund listed in Appendix A, and the following changes are made:

1.

In the Summary Prospectus and Prospectus (Fund Summary) for each of the iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Currency Hedged MSCI Eurozone ETF and iShares Currency Hedged MSCI Japan ETF, the “Portfolio Manager” section is deleted in its entirety and replaced with the following:

Portfolio Managers. Orlando Montalvo and Franzel Medina (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Mr. Montalvo and Ms. Medina have been Portfolio Managers of the Fund since 2014 and 2026, respectively.

2.

In the Summary Prospectus and Prospectus (Fund Summary) for each of the iShares Currency Hedged MSCI ACWI ex U.S. ETF and iShares Currency Hedged MSCI EAFE Small-Cap ETF, the “Portfolio Manager” section is deleted in its entirety and replaced with the following:

Portfolio Managers. Orlando Montalvo and Franzel Medina (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Mr. Montalvo and Ms. Medina have been Portfolio Managers of the Fund since 2015 and 2026, respectively.

3.

In the Prospectus for each Fund listed in Appendix A, the “Management of the Funds – Portfolio Managers” section is updated to state that Orlando Montalvo and Franzel Medina are primarily responsible for the day-to-day management of the Fund. In addition, the following is added to that section:

Franzel Medina has been employed by BFA or its affiliates as a portfolio manager since 2012. She is a Director of BlackRock, Inc.

4.	In the SAI for each Fund listed in Appendix A, the following is added to the “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” section:

Franzel Medina (as of March 27, 2026)

	Number of Other Accounts	Total Assets	Number of Other Accounts with Performance Fees	Total Assets
Registered Investment Companies	0	N/A	0	N/A

Other Pooled Investment Vehicles	55	$125,128,900,000	0	N/A

Other Accounts	18	$5,264,200,000	0	N/A

As of March 31, 2026, Franzel Medina did not beneficially own shares of the Funds.

* * * * * * *

Effective immediately, Kyle Peppo is added as a portfolio manager for each Fund listed in Appendix B, and the following changes are made:

1.

In the Summary Prospectus and Prospectus (Fund Summary) for the iShares Bloomberg Roll Select Commodity Strategy ETF, the “Portfolio Managers” section is deleted in its entirety and replaced with the following:

Portfolio Managers. Orlando Montalvo, Richard Mejzak, Erin Armstrong and Kyle Peppo (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Mr. Montalvo, Mr. Mejzak, Ms. Armstrong and Mr. Peppo have been Portfolio Managers of the Fund since 2023, 2018, 2025 and 2026, respectively.

2.

In the Summary Prospectus and Prospectus (Fund Summary) for the iShares GSCI Commodity Dynamic Roll Strategy ETF, the “Portfolio Managers” section is deleted in its entirety and replaced with the following:

Portfolio Managers. Orlando Montalvo, Richard Mejzak, Erin Armstrong and Kyle Peppo (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Mr. Montalvo, Mr. Mejzak, Ms. Armstrong and Mr. Peppo have been Portfolio Managers of the Fund since 2023, 2016, 2025 and 2026, respectively.

3.	In the Summary Prospectus and Prospectus (Fund Summary) for the iShares Transition-Enabling Metals ETF, the “Portfolio Managers” section is deleted in its entirety and replaced with the following:

Portfolio Managers. Orlando Montalvo, Richard Mejzak, Erin Armstrong and Kyle Peppo (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Mr. Montalvo, Mr. Mejzak, Ms. Armstrong and Mr. Peppo have been Portfolio Managers of the Fund since 2025, 2023, 2025 and 2026, respectively.

4.

In the Prospectus for each Fund listed in Appendix B, the “Management of the Funds – Portfolio Managers” section is updated to state that Orlando Montalvo, Richard Mejzak, Erin Armstrong and Kyle Peppo are primarily responsible for the day-to-day management of the Fund. In addition, the following is added to that section:

Kyle Peppo has been employed by BFA or its affiliates as a portfolio manager since 2017. He is a Director of BlackRock, Inc.

5.	In the SAI for each Fund listed in Appendix B, the following is added to the “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” section:

Kyle Peppo (as of March 27, 2026)

	Number of Other Accounts	Total Assets	Number of Other Accounts with Performance Fees	Total Assets
Registered Investment Companies	2	$1,675,800,000	0	N/A

Other Pooled Investment Vehicles	32	$74,769,600,000	0	N/A

Other Accounts	8	$6,681,500,000	0	N/A

As of March 31, 2026, Kyle Peppo did not beneficially own shares of the Funds.

Appendix A

Fund Name	Market Ticker
iShares Currency Hedged MSCI ACWI ex U.S. ETF	HAWX
iShares Currency Hedged MSCI EAFE ETF	HEFA
iShares Currency Hedged MSCI EAFE Small-Cap ETF	HSCZ
iShares Currency Hedged MSCI Emerging Markets ETF	HEEM
iShares Currency Hedged MSCI Eurozone ETF	HEZU
iShares Currency Hedged MSCI Japan ETF	HEWJ

Appendix B

Fund Name	Market Ticker
iShares Bloomberg Roll Select Commodity Strategy ETF	CMDY
iShares GSCI Commodity Dynamic Roll Strategy ETF	COMT
iShares Transition-Enabling Metals ETF	TMET

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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